Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Revolving Repayment Card Loans (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans (Gross write-offs)	¥ 0	¥ 780
Modification of collection condition by relief of contract condition (Gross write-offs)	0	138
Total—revolving repayment card loans (Gross write-offs)	0	918
Total— origination year (excluding revolving repayment card loans) (Gross write-offs)	19,028	62,275
Total— financial assets measured at amortized cost (Gross write-offs)	19,028	63,193
Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	67,874	72,353
Modification of collection condition by relief of contract condition	0	0
Total—revolving repayment card loans	67,874	72,353
Total— origination year (excluding revolving repayment card loans)	4,895,662	4,785,497
Total— financial assets measured at amortized cost	4,963,536	4,857,850
Non-Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	0	0
Modification of collection condition by relief of contract condition	0	0
Total—revolving repayment card loans	0	0
Total— origination year (excluding revolving repayment card loans)	163,322	109,381
Total— financial assets measured at amortized cost	¥ 163,322	¥ 109,381